UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2018
Date of reporting period: April 30, 2018

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of April 30, 2018 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds' investment methodology and do not constitute investment advice.

Shares of the Davis Fundamental ETF Trust are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisetfs.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisetfs.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds' website at www.davisetfs.com, and on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
Davis Select U.S. EQUITY ETF

Performance Overview
Davis Select U.S. Equity ETF's net asset value and market price returns1 (4.46% and 4.31%, respectively) outperformed the 3.82% return for the Standard & Poor's 500® Index (the "Index") for the six-month period ended April 30, 2018 (the "period"). The sectors2 within the Index that reported the strongest performance were Consumer Discretionary (up 14%), Energy (up 10%), and Financials (up 5%). The sectors within the Index that reported the weakest performance were Utilities (down 5%), Consumer Staples (down 4%), and Real Estate (down 3%).
Contributors to Performance
The Fund's Consumer Discretionary sector holdings were the most significant contributors3 to performance on both an absolute and relative basis (up 19%, versus up 14%), primarily as a result of strong stock selection. The Fund benefited from its overweight position in the strongest-performing sector within the Index for the period (16% average weighting, versus 12% average weighting for the Index). Amazon4 (up 42%), the Fund's top holding, was the top contributor for the period.
When compared to the Index, the Fund benefited significantly as it did not hold securities in the three weakest performing sectors of the period: Utilities, Consumer Staples, or Real Estate.
The Fund's largest sector weighting was in Financials, and these Financial securities helped performance on an absolute basis. Five of the Fund's seven Financial sector securities were among the strongest performing securities for the period. These included JPMorgan Chase (up 9%), Berkshire Hathaway (up 4%), Bank of New York Mellon (up 7%), Markel (up 4%), and American Express (up 4%).
Likewise, the Fund's Energy holdings helped performance on an absolute basis. Occidental Petroleum (up 22%) was a key contributor to performance.
Additional contributors to performance included Safran (up 12%) and Ferguson (up 11%), both from the Industrial sector, and Facebook (up 13%), which the Fund purchased during the period, from the Information Technology sector.
The Fund's domestic holdings slightly outperformed its foreign holdings (up 5%, versus up 4%). The Fund had an average weighting of 14% of its net assets in foreign securities during the period.
Detractors from Performance
When compared to the Index, the Fund's Financial sector holdings were the most significant detractor from performance. The Fund's Financial sector holdings were up 3%, compared to up 5% for the Index. Wells Fargo (down 6%) was a top detractor for the period.
The Fund suffered from its underweight position and from poor stock selection in Information Technology securities when compared to the Index. The Fund had an average weighting of 11%, while the Index had an average weighting of 24%, in Information Technology securities. Returns on the Fund's Information Technology securities were up 1%, versus up 4% for the Index. Alibaba, a new holding during the period, was down 4%. Alphabet (up less than 1%) was another weak performing security during the period.
The Materials sector was a key detractor on an absolute basis (down less than 1%). Individual securities which weakened performance included Monsanto (down 2%) and LafargeHolcim (down 1%). The Fund no longer owns Monsanto.
The Fund's Industrial sector holdings hindered performance on a relative basis. While the Fund's Industrial sector holdings slightly underperformed those of the Index (both up around 1%), the Fund suffered due to its significant overweight position in this sector compared to the Index (18% average weight, versus 10%). Johnson Controls (down 17%) was the top detractor for the period.
Other individual securities which were among the weak performers during the period include Adient (down 27%), CarMax (down 9%), and Naspers (down 10%) all from the Consumer Discretionary sector. The Fund no longer owns CarMax.

Davis Select U.S. Equity ETF's investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF's principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2018, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[3]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
Davis Select U.S. Equity ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor's 500® Index for an investment made at NAV on January 11, 2017

Average Annual Total Return for periods ended April 30, 2018

Fund & Benchmark Index	1-Year	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	15.01%	12.93%	0.66%	0.62%
DUSA - Market Price	14.95%	13.05%	0.66%	0.62%
S&P 500® Index	13.27%	14.59%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
Davis Select Financial ETF

Performance Overview
Davis Select Financial ETF's net asset value and market price returns1 (4.02% and 3.90%, respectively) underperformed the 4.14% return of the S&P 500® Financials Index (the "Index") for the six-month period ended April 30, 2018 (the "period"). The industries2 within the Financials sector that reported the strongest performance were Capital Markets (up 9%), Banks (up 4%), and Diversified Financial Services (up 3%). Only one industry within the Index reported negative performance, Insurance (down 1%). The second-weakest, but still positive, performing industry was Consumer Finance (up 3%).

Detractors from Performance
While it was a top performing industry on an absolute basis, Capital Market companies were the most significant detractor3 from performance on a relative basis. The Fund's Capital Market holdings underperformed those of the Index (up 6%, as compared to up 9%). Oaktree Capital Group4 (down 7%), Brookfield Asset Management (down 5%), and Blackstone Group (down 8%) hindered performance. Oaktree Capital Group and Blackstone Group were both first added to the Fund during the period.

The Fund held one Software & Service security during the period, Alphabet, which experienced a flat return and was a key detractor from performance when compared to the Index.
The top detracting security for the period, Chubb (down 9%), came from the Insurance industry. American International Group (down 12%) and Everest Re Group (down 1%) were also among the weak performing securities.
The Fund's Consumer Finance securities were a detractor during the period on a relative basis (up 2%, compared to up 3% for the Index). Capital One Financial (down 1%) was among the top detractors.
Additional detractors for the period included U.S. Bancorp (down 6%), Wells Fargo (down 6%), and DNB ASA (down less than 1%), a new holding during the period, from the Bank industry.

Contributors to Performance
Bank industry securities were the most significant contributor to the Fund's absolute and relative performance for the period due to strong stock selection. Returns on the Fund's Bank holdings were up 9%, versus up 4% for the Index. The top-performing security for the period was DBS Group Holdings (up 39%). Other strong performing Bank securities for the period were Bank of N.T. Butterfield & Son (up 26%), a new holding during the period, JPMorgan Chase (up 9%), and PNC Financial (up 8%).
An important contributor to the Fund's performance on an absolute basis and when compared to the Index were Diversified Financial Service companies. This was primarily due to strong stock selection. Returns from the Fund's Diversified Financial Service holdings were up 8%, compared to up 3% for the Index. Visa (up 16%) was a key contributor to performance.
While the Fund's Capital Market holdings were a key detractor compared to the Index, they were a top contributor on an absolute basis. This is primarily on account of the large weighting (23% of average net assets during the period). The Fund benefited from individual strong performing securities, including Charles Schwab (up 25%), State Street (up 9%), and Bank of New York Mellon (up 7%).
Additional contributors to performance were Loews (up 6%) from the Insurance industry and American Express (up 4%) from the Consumer Finance industry.
During the period, the Fund had an average weight of 11% of its net assets in foreign securities. These foreign securities significantly outperformed the Fund's U.S. holdings (up 15%, compared to up 3%).

Davis Select Financial ETF's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF's principal risks are: authorized participant concentration risk, common stock risk, credit risk, cybersecurity risk, depositary receipts risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2018, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[3]
A company's or industries' contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
Davis Select Financial ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor's 500® Financials Index for an investment made at NAV on January 11, 2017

$13,000
$12,000
$11,000
$10,000
$9,000
S&P 500® Financials
DFNL - NAV
DFNL
$12,014
S&P 500®
Financials
$11,899
01/11/17
04/30/17
04/30/18

Average Annual Total Return for periods ended April 30, 2018

Fund & Benchmark Index	1-Year	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	16.12%	15.18%	0.65%	0.65%
DFNL - Market Price	16.10%	15.29%	0.65%	0.65%
S&P 500® Financials Index	18.60%	14.33%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor's 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
Davis Select WORLDWIDE ETF

Performance Overview
Davis Select Worldwide ETF's net asset value and market price returns1 (4.27% and 3.96%, respectively) outperformed the 3.56% return for the Morgan Stanley Capital International All Country World Index (the "Index") for the six-month period ended April 30, 2018 (the "period"). The sectors2 within the Index that reported the strongest performance were Energy (up 11%), Consumer Discretionary (up 9%), and Financials (up 5%). Only two sectors within the Index reported negative performance, Utilities and Consumer Staples (both down 1%). The third-weakest, but still positive, performing sector was Real Estate (up 1%).
Contributors to Performance
The Fund's holdings in the Financial sector made the most significant contribution3 to performance on a relative basis and were also an important contributor on an absolute basis. The Fund's Financial holdings were up 8%, compared to up 5% for the Index. Noah Holdings4 (up 32%), Sul America (up 16%), and JPMorgan Chase (up 9%) were key contributors for the period.
The Fund benefited from a number of Consumer Discretionary holdings, which aided performance on an absolute basis. Amazon (up 42%), the Fund's top holding, was the overall top contributor for the period. Vipshop Holdings (up 94%), which the Fund no longer owns, and TAL Education Group (up 32%) were also key contributors. The Fund also benefited from a significantly higher weighting than the Index in this strong performing sector (27%, versus 12%).
When compared to the Index, the Fund benefited from its strong stock selection in Health Care securities (up 13%, versus up 2%). Shire (up 26%), which the Fund first purchased during the period, was a key contributor to performance.
The Fund's Industrial securities helped performance on an absolute basis and when compared to the Index. The Fund's Industrial holdings outperformed those of the Index (up 5%, compared to up 1%). Safran (up 12%) was among the top contributors.
Additional top performers during the period included Fang Holdings (up 10%) from the Information Technology sector and Encana (up 7%) from the Energy sector.
The Fund's foreign holdings outperformed its U.S. holdings (up 8%, compared to up 2%). The Fund's largest foreign exposure geographically was in Chinese companies (an average weighting of 29% during the period). At the country level, the Fund's Chinese holdings were the overall top contributor on both a relative and absolute basis.
Detractors from Performance
The Fund's holdings in the Energy sector were the most significant detractor from performance when compared to the Index and were also an important detractor on an absolute basis. The Fund's Energy holdings were down less than 1%, compared to up 11% for the Index. Paramount Resources (down 17%) and Cabot Oil & Gas (down 13%) hindered performance. The Fund no longer owns Cabot Oil & Gas.
The Fund's Material holdings detracted from the Fund's absolute and relative performance. Returns on the Fund's Material holdings were down 1%, while the Index's Material holdings returns were up 3%. Axalta Coating (down 9%), which the Fund no longer owns, was a top detractor from performance.
The Fund's Information Technology holdings were up 1%, versus up 4% for the Index. Individual securities which negatively impacted the Fund's return included Alibaba (down 3%) and Hollysys Automation (down 2%).
Adient (down 27%), from the Consumer Discretionary sector, was the Fund's leading detractor during the period. Additional detractors from the Consumer Discretionary sector included Tarena International (down 30%) and CarMax (down 9%), which the Fund no longer owns. Wells Fargo (down 6%) from the Financial sector and Johnson Controls (down 4%) from the Industrial sector were also detractors.

Davis Select Worldwide ETF's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF's principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, emerging market risk, exchange-traded fund risk, fees and expenses risk, foreign country risk, foreign currency risk, foreign market risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2018, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[3]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
Davis Select WORLDWIDE ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment at NAV on January 11, 2017

Average Annual Total Return for periods ended April 30, 2018

Fund & Benchmark Index	1-Year	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	21.89%	22.32%	0.67%	0.65%
DWLD - Market Price	21.70%	22.35%	0.67%	0.65%
MSCI ACWI®	14.16%	16.46%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
Davis Select U.S. Equity ETF	April 30, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 04/30/18 Net Assets)		(% of 04/30/18 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	83.55%	Diversified Financials	25.79%	5.60%
Common Stock (Foreign)	15.11%	Capital Goods	18.62%	7.14%
Short-Term Investments	1.32%	Information Technology	13.09%	24.77%
Other Assets & Liabilities	0.02%	Retailing	12.35%	6.76%
	100.00%	Energy	9.45%	6.24%
		Banks	8.63%	6.48%
		Insurance	4.71%	2.60%
		Materials	1.94%	2.85%
		Health Care	1.94%	14.13%
		Automobiles & Components	1.89%	0.60%
		Media	1.59%	2.46%
		Other	–	20.37%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 04/30/18 Net Assets)

Amazon.com, Inc.	Retailing	12.18%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	9.74%
Alphabet Inc., Class C	Software & Services	8.75%
Capital One Financial Corp.	Consumer Finance	6.85%
United Technologies Corp.	Capital Goods	6.46%
Safran S.A.	Capital Goods	5.09%
Markel Corp.	Property & Casualty Insurance	4.64%
Apache Corp.	Energy	4.56%
JPMorgan Chase & Co.	Banks	4.55%
American Express Co.	Consumer Finance	4.55%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2018

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0
11/01/17 – 04/30/18	121	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0
11/01/17 – 04/30/18	2	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
Davis Select Financial ETF	April 30, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 04/30/18 Net Assets)		(% of 04/30/18 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	85.96%	Insurance	25.14%	17.70%
Common Stock (Foreign)	13.65%	Banks	24.57%	44.14%
Short-Term Investments	0.30%	Capital Markets	23.02%	21.61%
Other Assets & Liabilities	0.09%	Consumer Finance	12.84%	5.06%
	100.00%	Diversified Financial Services	11.26%	11.49%
		Software & Services	3.17%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 04/30/18 Net Assets)

American Express Co.	Consumer Finance	6.48%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	6.39%
Capital One Financial Corp.	Consumer Finance	6.31%
Markel Corp.	Property & Casualty Insurance	6.15%
Visa Inc., Class A	Diversified Financial Services	4.83%
U.S. Bancorp	Banks	4.67%
Bank of New York Mellon Corp.	Capital Markets	4.62%
JPMorgan Chase & Co.	Banks	4.52%
Wells Fargo & Co.	Banks	4.47%
Loews Corp.	Multi-line Insurance	4.10%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2018

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0
11/01/17 – 04/30/18	118	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0
11/01/17 – 04/30/18	5	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
Davis Select WORLDWIDE ETF	April 30, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 04/30/18 Net Assets)		(% of 04/30/18 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	55.07%	Information Technology	24.17%	18.64%
Common Stock (U.S.)	43.50%	Capital Goods	11.21%	7.51%
Short-Term Investments	1.82%	Banks	10.07%	10.35%
Other Assets & Liabilities	(0.39)%	Diversified Financials	9.94%	4.22%
	100.00%	Retailing	9.93%	4.09%
		Energy	8.99%	6.65%
		Consumer Services	7.53%	1.75%
		Media	5.60%	2.02%
		Health Care	3.13%	10.78%
		Automobiles & Components	2.84%	2.53%
		Transportation	2.57%	2.20%
		Insurance	2.19%	4.00%
		Other	1.83%	25.26%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/18 Stock Holdings)		(% of Fund's 04/30/18 Net Assets)

United States	44.13%	Amazon.com, Inc.	6.57%
China	28.39%	Alphabet Inc., Class C	6.26%
South Africa	5.60%	Alibaba Group Holding Ltd., ADR	6.11%
United Kingdom	5.42%	Naspers Ltd. - N	5.52%
Canada	5.39%	Wells Fargo & Co.	4.41%
France	2.92%	Berkshire Hathaway Inc., Class B	4.05%
Brazil	2.19%	Ferguson PLC	4.01%
Switzerland	1.83%	New Oriental Education & Technology Group, Inc., ADR	3.99%
India	1.67%	Encana Corp.	3.99%
Singapore	1.36%	Hollysys Automation Technologies Ltd.	3.95%
Bermuda	1.10%
	100.00%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2018
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	194	6	0	1
11/01/17 – 04/30/18	117	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	2	0	0	0
11/01/17 – 04/30/18	6	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
Davis Select International ETF	April 30, 2018 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 04/30/18 Net Assets)		(% of 04/30/18 Stock Holdings)

				MSCI
				ACWI®
			Fund	EX USA
Common Stock (Foreign)	97.25%	Capital Goods	16.80%	7.99%
Short-Term Investments	2.53%	Information Technology	16.12%	11.55%
Other Assets & Liabilities	0.22%	Consumer Services	10.49%	1.41%
	100.00%	Materials	8.01%	8.08%
		Energy	7.89%	7.10%
		Transportation	6.77%	2.62%
		Health Care	6.76%	7.59%
		Banks	6.47%	14.51%
		Media	6.45%	1.38%
		Diversified Financials	6.25%	3.26%
		Retailing	5.14%	1.44%
		Insurance	2.85%	5.26%
		Other	–	27.81%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/18 Stock Holdings)		(% of Fund's 04/30/18 Net Assets)

China	39.76%	Alibaba Group Holding Ltd., ADR	6.86%
France	9.43%	Naspers Ltd. - N	6.27%
United Kingdom	8.94%	Safran S.A.	5.15%
Canada	7.88%	Hollysys Automation Technologies Ltd.	5.10%
Switzerland	7.33%	Ferguson PLC	4.55%
South Africa	6.45%	New Oriental Education & Technology Group, Inc., ADR	4.50%
India	3.98%	Encana Corp.	4.11%
Brazil	3.88%	Schneider Electric SE	4.02%
Germany	3.54%	InterGlobe Aviation Ltd.	3.87%
Bermuda	2.61%	JD.com Inc., Class A, ADR	3.55%
Norway	2.43%
Netherlands	2.34%
Singapore	1.43%
	100.00%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2018
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 2, 2018 (commencement of trading) through April 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
03/02/18 – 04/30/18	22	15	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
03/02/18 – 04/30/18	4	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF is the six-month period ended April 30, 2018 and for Davis Select International ETF is March 1, 2018* to April 30, 2018.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	(11/01/17)	(04/30/18)	(11/01/17-04/30/18)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.62%***)
Actual	$1,000.00	$1,044.61	$3.14
Hypothetical	$1,000.00	$1,021.72	$3.11
Davis Select Financial ETF
(annualized expense ratio 0.65%***)
Actual	$1,000.00	$1,040.22	$3.29
Hypothetical	$1,000.00	$1,021.57	$3.26
Davis Select Worldwide ETF
(annualized expense ratio 0.65%***)
Actual	$1,000.00	$1,042.71	$3.29
Hypothetical	$1,000.00	$1,021.57	$3.26

DAVIS FUNDAMENTAL ETF TRUST	Expense Example (Unaudited) – (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period****
	(03/01/18)*	(04/30/18)	(03/01/18*-04/30/18)
Davis Select International ETF
(annualized expense ratio 0.75%***)
Actual	$1,000.00	$995.84	$1.23
Hypothetical	$1,000.00	$1,006.99	$1.24

Hypothetical assumes 5% annual return before expenses.

*Commencement of investment operations is the date the initial creation units were established.

**Expenses are equal to each Fund's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

***The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

****Expenses are equal to the Fund's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period since commencement of investment operations).

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
Davis Select U.S. Equity ETF	April 30, 2018 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.66%)
CONSUMER DISCRETIONARY – (15.62%)
Automobiles & Components – (1.87%)
Adient PLC	33,814	$2,072,460
Media – (1.57%)
Naspers Ltd. - N (South Africa)	7,119	1,747,305
Retailing – (12.18%)
Amazon.com, Inc. *	8,649	13,545,458
	Total Consumer Discretionary	17,365,223
ENERGY – (9.33%)
Apache Corp.	123,820	5,070,429
Encana Corp. (Canada)	177,239	2,211,943
Occidental Petroleum Corp.	39,978	3,088,700
	Total Energy	10,371,072
FINANCIALS – (38.61%)
Banks – (8.52%)
JPMorgan Chase & Co.	46,530	5,061,533
Wells Fargo & Co.	84,928	4,412,859
		9,474,392
Diversified Financials – (25.45%)
Capital Markets – (4.31%)
Bank of New York Mellon Corp.	87,854	4,788,922
Consumer Finance – (11.40%)
American Express Co.	51,218	5,057,777
Capital One Financial Corp.	84,079	7,619,239
		12,677,016
Diversified Financial Services – (9.74%)
Berkshire Hathaway Inc., Class B *	55,935	10,836,288
		28,302,226
Insurance – (4.64%)
Property & Casualty Insurance – (4.64%)
Markel Corp. *	4,570	5,164,283
	Total Financials	42,940,901
HEALTH CARE – (1.91%)
Health Care Equipment & Services – (1.91%)
Aetna Inc.	11,858	2,123,175
	Total Health Care	2,123,175
INDUSTRIALS – (18.37%)
Capital Goods – (18.37%)
Ferguson PLC (United Kingdom)	40,792	3,133,634
Johnson Controls International PLC	131,296	4,446,995
Safran S.A. (France)	48,088	5,659,605
United Technologies Corp.	59,832	7,188,815
	Total Industrials	20,429,049
INFORMATION TECHNOLOGY – (12.91%)
Software & Services – (12.91%)
Alibaba Group Holding Ltd., ADR (China)*	10,736	1,916,805

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
Davis Select U.S. Equity ETF - (CONTINUED)	April 30, 2018 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
	Alphabet Inc., Class C *	9,568	$9,733,814
	Facebook, Inc., Class A *	15,762	2,711,064
		Total Information Technology	14,361,683
MATERIALS – (1.91%)
	LafargeHolcim Ltd. (Switzerland)	38,081	2,128,720
		Total Materials	2,128,720
	TOTAL COMMON STOCK – (Identified cost $100,669,535)		109,719,823
SHORT-TERM INVESTMENTS – (1.32%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.68%, 05/01/18, dated 04/30/18, repurchase value of $273,013 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 05/15/18-04/20/48, total market value $278,460)	$273,000	273,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.73%, 05/01/18, dated 04/30/18, repurchase value of $154,007 (collateralized by: U.S. Government agency obligation in a pooled cash account, 1.50%, 01/31/19, total market value $157,080)	154,000	154,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 05/01/18, dated 04/30/18, repurchase value of $709,034 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/21-04/20/48, total market value $723,180)	709,000	709,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.71%, 05/01/18, dated 04/30/18, repurchase value of $327,016 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.50%, 05/01/28-05/01/48, total market value $333,540)	327,000	327,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,463,000)		1,463,000
	Total Investments – (99.98%) – (Identified cost $102,132,535)		111,182,823
	Other Assets Less Liabilities – (0.02%)		24,534
	Net Assets – (100.00%)		$111,207,357

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
Davis Select Financial ETF	April 30, 2018 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (99.61%)
FINANCIALS – (96.45%)
Banks – (24.47%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	83,393	$3,956,998
DBS Group Holdings Ltd. (Singapore)	178,432	4,149,957
DNB ASA (Norway)	136,082	2,553,774
JPMorgan Chase & Co.	55,037	5,986,925
PNC Financial Services Group, Inc.	25,347	3,690,777
U.S. Bancorp	122,633	6,186,835
Wells Fargo & Co.	113,988	5,922,816
		32,448,082
Diversified Financials – (46.93%)
Capital Markets – (22.92%)
Bank of New York Mellon Corp.	112,346	6,123,981
Blackstone Group L.P.	40,000	1,238,000
Brookfield Asset Management Inc., Class A (Canada)	51,506	2,041,698
Charles Schwab Corp.	66,116	3,681,339
Goldman Sachs Group, Inc.	18,065	4,305,431
Julius Baer Group Ltd. (Switzerland)	46,364	2,771,547
KKR & Co. L.P.	184,816	3,870,047
Oaktree Capital Group LLC, Class A	65,120	2,572,240
State Street Corp.	37,994	3,791,041
		30,395,324
Consumer Finance – (12.79%)
American Express Co.	86,998	8,591,052
Capital One Financial Corp.	92,324	8,366,401
		16,957,453
Diversified Financial Services – (11.22%)
Berkshire Hathaway Inc., Class B *	43,696	8,465,226
Visa Inc., Class A	50,521	6,410,105
		14,875,331
		62,228,108
Insurance – (25.05%)
Insurance Brokers – (1.51%)
Marsh & McLennan Cos, Inc.	24,604	2,005,226
Multi-line Insurance – (5.67%)
American International Group, Inc.	37,086	2,076,816
Loews Corp.	103,568	5,433,177
		7,509,993
Property & Casualty Insurance – (9.60%)
Chubb Ltd.	33,751	4,578,998
Markel Corp. *	7,213	8,150,979
		12,729,977
Reinsurance – (8.27%)
Alleghany Corp.	6,084	3,496,293
Everest Re Group, Ltd.	20,775	4,833,719

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
Davis Select Financial ETF - (CONTINUED)	April 30, 2018 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	27,540	$2,630,612
			10,960,624
			33,205,820
		Total Financials	127,882,010
INFORMATION TECHNOLOGY – (3.16%)
Software & Services – (3.16%)
	Alphabet Inc., Class C *	4,111	4,182,243
		Total Information Technology	4,182,243
	TOTAL COMMON STOCK – (Identified cost $122,791,030)		132,064,253
SHORT-TERM INVESTMENTS – (0.30%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.68%, 05/01/18, dated 04/30/18, repurchase value of $74,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 05/15/18-04/20/48, total market value $75,480)	$74,000	74,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.73%, 05/01/18, dated 04/30/18, repurchase value of $42,002 (collateralized by: U.S. Government agency obligation in a pooled cash account, 1.50%, 01/31/19, total market value $42,840)	42,000	42,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 05/01/18, dated 04/30/18, repurchase value of $193,009 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 07/31/21-04/20/48, total market value $196,860)	193,000	193,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.71%, 05/01/18, dated 04/30/18, repurchase value of $89,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.50%, 05/01/28-05/01/48, total market value $90,780)	89,000	89,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $398,000)		398,000
	Total Investments – (99.91%) – (Identified cost $123,189,030)		132,462,253
	Other Assets Less Liabilities – (0.09%)		124,565
	Net Assets – (100.00%)		$132,586,818

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
Davis Select Worldwide ETF	April 30, 2018 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.57%)
Consumer Discretionary – (25.53%)
Automobiles & Components – (2.80%)
Adient PLC	93,752	$5,746,060
Consumer Services – (7.42%)
New Oriental Education & Technology Group, Inc., ADR (China)	91,098	8,184,244
TAL Education Group, Class A, ADR (China)*	114,124	4,156,396
Tarena International, Inc., Class A, ADR (China)	284,315	2,874,425
		15,215,065
Media – (5.52%)
Naspers Ltd. - N (South Africa)	46,100	11,314,896
Retailing – (9.79%)
Amazon.com, Inc. *	8,600	13,468,718
JD.com Inc., Class A, ADR (China)*	181,019	6,609,004
		20,077,722
	Total Consumer Discretionary	52,353,743
Energy – (8.87%)
Apache Corp.	177,926	7,286,070
Encana Corp. (Canada)	655,649	8,182,500
Paramount Resources Ltd., Class A (Canada)*	189,813	2,709,819
	Total Energy	18,178,389
Financials – (21.89%)
Banks – (9.93%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	47,011	2,230,672
DBS Group Holdings Ltd. (Singapore)	118,510	2,756,296
JPMorgan Chase & Co.	58,260	6,337,523
Wells Fargo & Co.	173,987	9,040,364
		20,364,855
Diversified Financials – (9.80%)
Capital Markets – (1.60%)
Noah Holdings Ltd., ADS (China)*	63,379	3,274,793
Consumer Finance – (4.15%)
Capital One Financial Corp.	62,161	5,633,030
Yirendai Ltd., ADR (China)	81,655	2,879,972
		8,513,002
Diversified Financial Services – (4.05%)
Berkshire Hathaway Inc., Class B *	42,880	8,307,142
		20,094,937
Insurance – (2.16%)
Multi-line Insurance – (2.16%)
Sul America S.A. (Brazil)	716,907	4,424,392
	Total Financials	44,884,184
Health Care – (3.08%)
Health Care Equipment & Services – (1.75%)
Aetna Inc.	20,070	3,593,533
Pharmaceuticals, Biotechnology & Life Sciences – (1.33%)
Shire PLC, ADR (United Kingdom)	17,120	2,729,442
	Total Health Care	6,322,975

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
Davis Select Worldwide ETF - (CONTINUED)	April 30, 2018 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (13.58%)
Capital Goods – (11.05%)
Ferguson PLC (United Kingdom)	107,112	$8,228,325
Johnson Controls International PLC	96,656	3,273,739
Safran S.A. (France)	50,065	5,892,283
United Technologies Corp.	43,813	5,264,132
		22,658,479
Transportation – (2.53%)
CAR Inc. (China)*	1,884,000	1,805,110
InterGlobe Aviation Ltd. (India)	161,144	3,380,306
		5,185,416
	Total Industrials	27,843,895
INFORMATION TECHNOLOGY – (23.82%)
Software & Services – (19.87%)
Alibaba Group Holding Ltd., ADR (China)*	70,144	12,523,510
Alphabet Inc., Class C *	12,628	12,846,843
Baidu, Inc., Class A, ADR (China)*	8,794	2,206,414
Facebook, Inc., Class A *	38,943	6,698,196
Fang Holdings Ltd., Class A, ADR (China)*	952,468	4,762,340
Quotient Technology Inc. *	127,470	1,708,098
		40,745,401
Technology Hardware & Equipment – (3.95%)
Hollysys Automation Technologies Ltd. (China)	367,379	8,104,381
	Total Information Technology	48,849,782
MATERIALS – (1.80%)
LafargeHolcim Ltd. (Switzerland)	66,105	3,695,256
	Total Materials	3,695,256
TOTAL COMMON STOCK – (Identified cost $190,777,285)		202,128,224
SHORT-TERM INVESTMENTS – (1.82%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.68%, 05/01/18, dated 04/30/18, repurchase value of $695,032 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 05/15/18-04/20/48, total market value $708,900)	$695,000	695,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.73%, 05/01/18, dated 04/30/18, repurchase value of $391,019 (collateralized by: U.S. Government agency obligation in a pooled cash account, 1.50%, 01/31/19, total market value $398,820)	391,000	391,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 05/01/18, dated 04/30/18, repurchase value of $1,807,087 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/03/18-03/01/48, total market value $1,843,140)	1,807,000	1,807,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
Davis Select Worldwide ETF - (CONTINUED)	April 30, 2018 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.71%, 05/01/18, dated 04/30/18, repurchase value of $834,040 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.394%-4.00%, 10/01/37-05/01/48, total market value $850,680)	$834,000	$834,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,727,000)	3,727,000
		Total Investments – (100.39%) – (Identified cost $194,504,285)	205,855,224
		Liabilities Less Other Assets – (0.39%)	(796,798)
		Net Assets – (100.00%)	$205,058,426

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
Davis Select International ETF	April 30, 2018 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (97.25%)
CONSUMER DISCRETIONARY – (21.47%)
Consumer Services – (10.21%)
New Oriental Education & Technology Group, Inc., ADR (China)	13,284	$1,193,435
TAL Education Group, Class A, ADR (China)*	17,172	625,404
Tarena International, Inc., Class A, ADR (China)	88,020	889,882
		2,708,721
Media – (6.27%)
Naspers Ltd. - N (South Africa)	6,783	1,664,836
Retailing – (4.99%)
Ctrip.com International, Ltd., ADR (China)*	9,396	384,297
JD.com Inc., Class A, ADR (China)*	25,785	941,410
		1,325,707
	Total Consumer Discretionary	5,699,264
ENERGY – (7.67%)
Encana Corp. (Canada)	87,426	1,091,077
Paramount Resources Ltd., Class A (Canada)*	20,007	285,625
Seven Generations Energy Ltd., Class A (Canada)*	46,170	658,775
	Total Energy	2,035,477
FINANCIALS – (15.14%)
Banks – (6.29%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	14,202	673,885
DBS Group Holdings Ltd. (Singapore)	15,900	369,801
DNB ASA (Norway)	33,397	626,743
		1,670,429
Diversified Financials – (6.07%)
Capital Markets – (4.28%)
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	36,620	264,469
Noah Holdings Ltd., ADS (China)*	16,875	871,931
		1,136,400
Consumer Finance – (1.79%)
Yirendai Ltd., ADR (China)	13,487	475,686
		1,612,086
Insurance – (2.78%)
Multi-line Insurance – (2.78%)
Sul America S.A. (Brazil)	119,400	736,877
	Total Financials	4,019,392
HEALTH CARE – (6.58%)
Pharmaceuticals, Biotechnology & Life Sciences – (6.58%)
Novartis AG, ADR (Switzerland)	7,128	546,646
Roche Holding AG - Genusschein (Switzerland)	2,349	523,488
Shire PLC, ADR (United Kingdom)	4,239	675,824
	Total Health Care	1,745,958
INDUSTRIALS – (22.92%)
Capital Goods – (16.34%)
Brenntag AG (Germany)	4,725	271,145
Ferguson PLC (United Kingdom)	15,737	1,208,913
Meggitt PLC (United Kingdom)	64,989	422,658
Safran S.A. (France)	11,604	1,365,705

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
Davis Select International ETF - (CONTINUED)	April 30, 2018 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
Industrials – (Continued)
Capital Goods – (Continued)
Schneider Electric SE (France)	11,745	$1,067,716
		4,336,137
Transportation – (6.58%)
CAR Inc. (China)*	432,000	413,911
InterGlobe Aviation Ltd. (India)	48,938	1,026,569
ZTO Express (Cayman) Inc., Class A, ADR (China)	18,631	307,411
		1,747,891
	Total Industrials	6,084,028
Information Technology – (15.68%)
Software & Services – (10.58%)
Alibaba Group Holding Ltd., ADR (China)*	10,200	1,821,108
Baidu, Inc., Class A, ADR (China)*	1,620	406,458
Fang Holdings Ltd., Class A, ADR (China)*	116,194	580,970
		2,808,536
Technology Hardware & Equipment – (5.10%)
Hollysys Automation Technologies Ltd. (China)	61,344	1,353,248
	Total Information Technology	4,161,784
Materials – (7.79%)
Akzo Nobel N.V. (Netherlands)	6,669	603,206
LafargeHolcim Ltd. (Switzerland)	14,715	822,565
Linde AG (Germany)	2,889	642,106
	Total Materials	2,067,877
TOTAL COMMON STOCK – (Identified cost $26,031,809)		25,813,780
SHORT-TERM INVESTMENTS – (2.53%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.68%, 05/01/18, dated 04/30/18, repurchase value of $125,006 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 05/15/18-04/20/48, total market value $127,500)	$125,000	125,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.73%, 05/01/18, dated 04/30/18, repurchase value of $71,003 (collateralized by: U.S. Government agency obligation in a pooled cash account, 1.50%, 01/31/19, total market value $72,420)	71,000	71,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 05/01/18, dated 04/30/18, repurchase value of $325,016 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.375%-4.668%, 03/15/21-12/20/60, total market value $331,500)	325,000	325,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.71%, 05/01/18, dated 04/30/18, repurchase value of $150,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.50%, 05/01/28-05/01/48, total market value $153,000)	150,000	150,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $671,000)		671,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
Davis Select International ETF - (CONTINUED)	April 30, 2018 (Unaudited)

Total Investments – (99.78%) – (Identified cost $26,702,809)	$26,484,780
Other Assets Less Liabilities – (0.22%)	59,312
Net Assets – (100.00%)	$26,544,092

ADR: American Depositary Receipt

ADS: American Depositary Share

* Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At April 30, 2018 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$111,182,823	$132,462,253	$205,855,224	$26,484,780
Cash	561	465	567	115
Receivables:
Capital stock sold	–	–	–	983,128
Dividends and interest	103,506	212,473	143,132	50,453
Investment securities sold	–	–	201,631	101,735
Prepaid expenses	2,393	2,994	3,536	–
Due from Adviser	–	2,400	13,000	12,500
Total assets	111,289,283	132,680,585	206,217,090	27,632,711
LIABILITIES:
Payables:
Deferred foreign taxes	–	–	48,664	482
Investment securities purchased	–	–	951,152	1,064,718
Accrued audit fees	7,638	7,638	7,638	2,644
Accrued accounting, custodian, and transfer agent fees	11,710	12,810	38,783	9,410
Accrued investment advisory fee	53,481	64,047	98,114	8,119
Accrued registration and filing fees	4,192	4,721	11,000	2,625
Other accrued expenses	4,905	4,551	3,313	621
Total liabilities	81,926	93,767	1,158,664	1,088,619
NET ASSETS	$111,207,357	$132,586,818	$205,058,426	$26,544,092
SHARES OUTSTANDING	4,750,000	5,550,000	7,850,000	1,350,000
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$23.41	$23.89	$26.12	$19.66
NET ASSETS CONSIST OF:
Paid-in capital	101,958,480	121,958,204	190,378,003	26,740,130
Undistributed net investment income	185,752	551,315	146,766	44,111
Accumulated net realized gains (losses) from investments and foreign currency transactions	12,984	804,901	3,231,899	(21,003)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions**	9,050,141	9,272,398	11,301,758	(219,146)
Net Assets	$111,207,357	$132,586,818	$205,058,426	$26,544,092

*Including:
Cost of investments	$102,132,535	$123,189,030	$194,504,285	$26,702,809

**Net of deferred foreign taxes of	–	–	48,664	482

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the six months ended April 30, 2018 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF*
INVESTMENT INCOME:
Income:
Dividends**	$516,228	$1,059,573	$709,481	$58,007
Interest	18,938	8,711	17,813	375
Total income	535,166	1,068,284	727,294	58,382
Expenses:
Investment advisory fees (Note 3)	270,267	322,477	454,741	10,497
Accounting, custodian, and transfer agent fees	23,772	24,507	46,322	9,410
Audit fees	7,638	7,638	7,638	2,644
Legal fees	5,400	6,575	8,250	260
Reports to shareholders	1,125	2,475	3,375	262
Trustees' fees and expenses	4,867	5,863	7,567	75
Registration and filing fees	4,200	5,000	11,000	2,625
Miscellaneous	8,311	8,934	11,378	3,376
Total expenses	325,580	383,469	550,271	29,149
Reimbursement/waiver of expenses by Adviser (Note 3)	(21,800)	(2,400)	(13,000)	(14,878)
Net expenses	303,780	381,069	537,271	14,271
Net investment income	231,386	687,215	190,023	44,111
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	23,791	791,094	3,251,779	(19,070)
Foreign currency transactions	(9,026)	(5,943)	(18,296)	(1,933)
Net realized gain (loss)	14,765	785,151	3,233,483	(21,003)
Net change in unrealized appreciation (depreciation)***	3,328,799	2,012,118	593,458	(219,146)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3,343,564	2,797,269	3,826,941	(240,149)
Net increase (decrease) in net assets resulting from operations	$3,574,950	$3,484,484	$4,016,964	$(196,038)

*For the period March 1, 2018 (commencement of investment operations is the date the initial creation units were established) to April 30, 2018.

**Net of foreign taxes withheld of	$701	$51,801	$21,029	$10,273

***Net of deferred foreign taxes of	$–	$–	$48,664	$482

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the six months ended April 30, 2018 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF*

OPERATIONS:
Net investment income	$231,386	$687,215	$190,023	$44,111
Net realized gain (loss) from investments and foreign currency transactions	14,765	785,151	3,233,483	(21,003)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,328,799	2,012,118	593,458	(219,146)
Net increase (decrease) in net assets resulting from operations	3,574,950	3,484,484	4,016,964	(196,038)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(293,280)	(464,160)	(104,650)	–
Realized gains from investment transactions	(325,650)	(796,320)	(197,800)	–
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,659,335	38,714,659	102,187,743	26,740,130
Cost of shares redeemed	–	(2,389,397)	–	–
Net increase in net assets resulting from capital share transactions	32,659,335	36,325,262	102,187,743	26,740,130
Total increase in net assets	35,615,355	38,549,266	105,902,257	26,544,092
NET ASSETS:
Beginning of period	75,592,002	94,037,552	99,156,169	–
End of period**	$111,207,357	$132,586,818	$205,058,426	$26,544,092
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,350,000	4,050,000	3,950,000	–
Shares sold	1,400,000	1,600,000	3,900,000	1,350,000
Shares redeemed	–	(100,000)	–	–
Shares outstanding, end of period	4,750,000	5,550,000	7,850,000	1,350,000

*For the period March 1, 2018 (commencement of investment operations is the date the initial creation units were established) to April 30, 2018.

**Including undistributed net investment income of	$185,752	$551,315	$146,766	$44,111

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the period January 11, 2017* to October 31, 2017

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF

OPERATIONS:
Net investment income	$248,107	$348,452	$69,967
Net realized gain from investments and foreign currency transactions	323,408	795,878	187,642
Net increase in unrealized appreciation on investments and foreign currency transactions	5,721,342	7,260,280	10,708,300
Net increase in net assets resulting from operations	6,292,857	8,404,610	10,965,909
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	69,300,400	85,635,283	88,194,053
Cost of shares redeemed	(35,255)	(36,341)	(37,793)
Net increase in net assets resulting from capital share transactions	69,265,145	85,598,942	88,156,260
Total increase in net assets	75,558,002	94,003,552	99,122,169
NET ASSETS:
Beginning of period	34,000	34,000	34,000
End of period**	$75,592,002	$94,037,552	$99,156,169
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,700	1,700	1,700
Shares sold	3,350,000	4,050,000	3,950,000
Shares redeemed***	(1,700)	(1,700)	(1,700)
Shares outstanding, end of period	3,350,000	4,050,000	3,950,000

*Commencement of investment operations is the date the initial creation units were established.

**Including undistributed netinvestment income of	$247,646	$328,260	$61,393

***Redemption of 1,700 shares of each Fund represents the Trust seed investment.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
April 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the "Trust") was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds, Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a "Fund" or collectively as the "Funds"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified, each an investment management company under the 1940 Act. Each Fund is an actively managed exchange-traded fund ("ETF").

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund's net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on March 1, 2018.

Because of the risk inherent in any investment program, the Funds cannot ensure that the investment objective of any of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - (Continued)

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of April 30, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$17,365,223	$–	$52,353,743	$5,699,264
Energy	10,371,072	–	18,178,389	2,035,477
Financials	42,940,901	127,882,010	44,884,184	4,019,392
Health Care	2,123,175	–	6,322,975	1,745,958
Industrials	20,429,049	–	27,843,895	6,084,028
Information Technology	14,361,683	4,182,243	48,849,782	4,161,784
Materials	2,128,720	–	3,695,256	2,067,877
Total Level 1	109,719,823	132,064,253	202,128,224	25,813,780
Level 2 – Other Significant Observable Inputs:
Short-term securities	1,463,000	398,000	3,727,000	671,000
Total Level 2	1,463,000	398,000	3,727,000	671,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$111,182,823	$132,462,253	$205,855,224	26,484,780

There were no transfers of investments between levels of the fair value hierarchy during the periods ended April 30, 2018.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2018, no provision for income tax is required in the Funds' financial statements related to these tax positions. The Funds' federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At April 30, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:
	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Unrealized appreciation	$11,545,242	$10,985,188	$15,636,093	$544,599
Unrealized depreciation	(2,494,954)	(1,691,509)	(4,285,655)	(762,628)
Net unrealized appreciation (depreciation)	$9,050,288	$9,293,679	$11,350,438	$(218,029)
Aggregate cost	$102,132,535	$123,168,574	$194,504,786	$26,702,809

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2018 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, in-kind transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term securities) during the periods ended April 30, 2018 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of purchases	$14,975,477	$11,817,918	$39,790,110	$2,948,829
Proceeds from sales	10,735,558	8,819,516	36,051,479	273,444

The cost of in-kind purchases and proceeds from in-kind redemptions during the periods ended April 30, 2018 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of in-kind purchases	$30,922,826	$36,497,341	$96,166,375	$23,375,494
Proceeds from in-kind redemptions	–	2,383,975	–	–

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2018 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of April 30, 2018, a related shareholder's investment in Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF represents 64%, 33%, 21%, and 66% of outstanding shares, respectively. Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser has contractually agreed to waive fees and/or reimburse the Funds' expenses to the extent necessary to cap total annual fund operating expenses (Davis Select U.S. Equity ETF, 0.65% [prior to March 1, 2018, 0.60%]; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2019. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to that date without the consent of the Board of Trustees. During the periods ended April 30, 2018, such reimbursements for Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF amounted to $21,800, $2,400, $13,000, and $14,878, respectively, and are not subject to future recoupment.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds' primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor. The Funds pay no fees directly to Foreside.

NOTE 4 - CAPITAL STOCK

As of April 30, 2018, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof ("Creation Units") to broker-dealers that have entered into a participation agreement with Foreside ("Authorized Participants"). The Funds generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day ("Creation Basket"). Authorized participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Six months ended April 30, 2018[f]	$22.56	$0.05	$0.96	$1.01
Period from January 11, 2017[g] to October 31, 2017	$20.13	$0.13	$2.30	$2.43
Davis Select Financial ETF:
Six months ended April 30, 2018[f]	$23.22	$0.14	$0.80	$0.94
Period from January 11, 2017[g] to October 31, 2017	$20.10	$0.14	$2.98	$3.12
Davis Select Worldwide ETF:
Six months ended April 30, 2018[f]	$25.10	$0.03	$1.04	$1.07
Period from January 11, 2017[g] to October 31, 2017	$20.15	$0.04	$4.91	$4.95
Davis Select International ETF:
Period from March 1, 2018[g] to April 30, 2018[f]	$19.74	$0.07	$(0.15)	$(0.08)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the NASDAQ, and may be greater or less than net asset value, depending on the 4:00 P.M. EST midpoint of the bid-ask prices for a share of the Fund. Total returns are not annualized for periods of less than one year.

[c]	Annualized.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio[c]	Net Expense Ratio[c,d]	Net Investment Income (Loss) Ratio[c]	Portfolio Turnover[e]

$(0.08)	$(0.08)	$(0.16)	$23.41	4.46%	$23.45	4.31%	$111,207	0.66%	0.62%	0.47%	11%
$–	$–	$–	$22.56	12.11%	$22.63	12.43%	$75,592	0.81%	0.60%	0.75%	6%

$(0.10)	$(0.17)	$(0.27)	$23.89	4.02%	$23.92	3.90%	$132,587	0.65%	0.65%	1.17%	8%
$–	$–	$–	$23.22	15.50%	$23.28	15.77%	$94,038	0.76%	0.65%	0.81%	13%

$(0.02)	$(0.03)	$(0.05)	$26.12	4.27%	$26.13	3.96%	$205,058	0.67%	0.65%	0.23%	22%
$–	$–	$–	$25.10	24.58%	$25.19	24.99%	$99,156	0.86%	0.65%	0.19%	14%

$–	$–	$–	$19.66	(0.42)%	$19.68	(0.35)%	$26,544	1.53%	0.75%	2.31%	2%

[d]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

[e]
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind creations or redemptions are excluded from the calculation.

[f]	Unaudited.

[g]	Commencement of investment operations is the date the initial creation units were established.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.Each Trustee serves until retirement, resignation, death, or removal.

Name (birthdate)	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Trustees

Ralph J. Egizi (03/31/48)	Trustee	Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments of Eastman Chemical Company (manufacture of chemicals, fibers, and plastics), from 1999 to 2013.	4	none

Thomas D. Tays (03/07/57)	Trustee	Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	none
Interested Trustee*

Kenneth C. Eich (08/14/53)	Trustee/ Chairman	Trustee/ Chairman since 2016	Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P.; and also serves as an Executive Officer of certain companies affiliated with the Adviser.	4	none
* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an "interested person" of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Fundamental ETF Trust officer since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director Davis Funds, Selected Funds and Clipper Fund; Chairman, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Davis Fundamental ETF Trust officer since 2016). See description in the section on Interested Trustee.
Douglas A. Haines (born 03/04/71, Davis Fundamental ETF Trust officer since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Randi J. Roessler (born 06/26/81, Davis Fundamental ETF Trust officer since 2018). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P.; and also serves as an Executive Officer of certain companies affiliated with the Adviser.
Ryan M. Charles (born 07/25/78, Davis Fundamental ETF Trust officer since 2016). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P.; and also serves as an Executive Officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds' website at www.davisetfs.com. Fact Sheets are available on the Funds' website at www.davisetfs.com.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Thomas D. Tays qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: July 7, 2018

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and principal Accounting Officer

Date: July 7, 2018